FINANCIAL INSTRUMENTS - Schedule of Quantitative Information About Significant Unobservable Inputs Used in Level 3 Fair Value Measurement (Details) - Contingent consideration - Level 3 $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Risk adjusted discount rate
Disclosure of contingent liabilities in business combination [line items]
Fair value of contingent consideration	$ 158,542
Percentage possible decrease in unobservable input	1.00%
Amount of possible decrease in unobservable input	$ 2,302
Percentage of possible increase in unobservable input	1.00%
Amount of possible increase in unobservable input	$ 2,891
Risk adjusted discount rate | Minimum
Disclosure of contingent liabilities in business combination [line items]
Significant unobservable input, percentage	0.0317
Risk adjusted discount rate | Maximum
Disclosure of contingent liabilities in business combination [line items]
Significant unobservable input, percentage	0.071
Expected revenues
Disclosure of contingent liabilities in business combination [line items]
Fair value of contingent consideration	$ 158,542	$ 158,542
Percentage possible decrease in unobservable input	10.00%
Amount of possible decrease in unobservable input	$ 11,931
Percentage of possible increase in unobservable input	10.00%
Amount of possible increase in unobservable input	$ 4,583
Expected revenues | Minimum
Disclosure of contingent liabilities in business combination [line items]
Significant unobservable input, amount	5,282
Expected revenues | Maximum
Disclosure of contingent liabilities in business combination [line items]
Significant unobservable input, amount	28,751
Expected operating margin
Disclosure of contingent liabilities in business combination [line items]
Fair value of contingent consideration	$ 158,542
Percentage possible decrease in unobservable input	10.00%
Amount of possible decrease in unobservable input	$ 2,235
Percentage of possible increase in unobservable input	10.00%
Amount of possible increase in unobservable input	$ 1,435
Expected operating margin | Minimum
Disclosure of contingent liabilities in business combination [line items]
Significant unobservable input, percentage	0.2810
Expected operating margin | Maximum
Disclosure of contingent liabilities in business combination [line items]
Significant unobservable input, percentage	0.4100